FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF CONTRACTUAL UNDISCOUNTED CASH FLOW FINANCIAL LIABILITIES

Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2022 are as follows:

	Carrying value	Contractual Cash flows	Within 1 year	1 - 5 Years
	$	$	$	$
Accounts payable and accrued liabilities	312,893	312,893	312,893	-
Deferred revenue	252,000	252,000	252,000	-
Loan payable	40,000	40,000	-	40,000
	604,893	604,893	564,893	40,000